Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 195,184	$ 153,252	$ 115,942
Other comprehensive income (loss), net of taxes
Net change in unrealized gains and losses on translation of net investment in foreign operations	(2,317)	2,603	(6,507)
Accretion of net unrealized (gains) losses on held-to-maturity investments transferred from available-for-sale investments	43	140	(71)
Net change in unrealized gains and losses on available-for-sale investments	(27,893)	6,943	(21,181)
Employee benefit plans adjustments	10,692	5,942	(26,424)
Other comprehensive income (loss), net of taxes	(19,475)	15,628	(54,183)
Total comprehensive income	$ 175,709	$ 168,880	$ 61,759